Deferred revenue (Details) - ARS ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Non-current	$ 13,474	$ 11,451
Current	50	137
Nonrefundable customer contributions [Member]
IfrsStatementLineItems [Line Items]
Non-current	$ 13,474	$ 11,451